Income Taxes - Deferred Tax Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Net operations loss carry forward	$ 8,015	$ 49,707
Accrued expenses	0	944
Accelerated depreciation of assets	31	8
Pension	713	157
Total deferred tax assets	8,759	50,816
Less: valuation allowance	(8,759)	(50,630)
Total deferred tax assets, net	0	186
Deferred tax liabilities
Depreciation and amortization	0	(395)
Total deferred tax liabilities	0	(395)
The amounts above are reflected in the Consolidated Balance Sheet as follows:
Net deferred tax assets/ (liability)	0	(209)
Long-term net deferred tax assets (liabilities)	$ 0	$ (209)